changes in the fair value of the plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Present value of the obligations at beginning of year	R$ 5,918,026	R$ 6,251,807	R$ 4,789,072
Current service cost (Note 39)	6,820	5,860	8,142
Interest cost	417,536	448,836	443,837
Benefits paid	(373,341)	(337,742)	(378,782)
Actuarial (gains)/losses	(845,173)	(450,735)	1,366,837
Other			22,701
Present value of the obligations at end of year	5,123,869	5,918,026	6,251,807
Post Employment Plans [Member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at beginning of year	28,634,891	25,822,890	22,708,990
Interest (Expense) Income	2,052,712	1,832,247	1,938,252
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	(791,317)	2,994,598	3,087,544
Contributions/(surrenders)	589,006	49,716	51,807
By the Bank	585,437	44,970	44,752
By plan participants	3,569	4,746	7,055
Benefits paid	(2,159,866)	(2,060,960)	(1,960,103)
Exchange differences and other items	(3,600)	(3,600)	(3,600)
Fair value of plan assets at beginning of year	R$ 28,321,826	R$ 28,634,891	R$ 25,822,890